LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
LOSS PER SHARE

8. LOSS PER SHARE

The following table sets forth the computation of basic and fully diluted loss per share for the three months ended March 31, 2024 and 2023 (in thousands, except per share amounts):

	Three Months Ended March 31,
	2024	2023
Net loss from continuing operations	$(4,669)	$(3,569)
Income from discontinued operations	908	425
Net loss	$(3,761)	$(3,144)

Loss from continuing operations, basic and diluted	$(0.67)	$(3.38)
Income from discontinued operations, basic and diluted	0.13	0.40
Loss per share, basic and diluted	$(0.54)	$(2.98)

Basic weighted average common stock outstanding	6,999,879	1,054,933
Dilutive weighted average common stock outstanding	6,999,879	1,054,933

Basic net loss per share is computed using the weighted average number of common shares outstanding during the period. Diluted net income loss per share is computed using the treasury stock method to calculate the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential dilutive common shares include incremental common shares issuable upon the exercise of stock options, less shares from assumed proceeds. The assumed proceeds calculation includes actual proceeds to be received from the employee upon exercise and the average unrecognized stock compensation cost during the period.

Stock options to purchase 21,055 and 44,900 shares of common stock and warrants to purchase 194,974 and 196,170 shares of common stock were outstanding at March 31, 2024 and 2023, respectively, that were not included in the computation of diluted weighted average common stock outstanding because their effect would have been anti-dilutive.

11. LOSS PER SHARE

The following table sets forth the computation of basic and fully diluted loss per common share for the years ended December 31, 2023 and 2022 (stated in thousands, except per share amounts):

	Year Ended December 31,
	2023	2022
Net loss	$(26,078)	$(30,112)
Basic weighted average common stock outstanding	4,276,820	751,659
Basic loss per share	$(6.10)	$(40.06)
Net loss	$(26,078)	$(30,112)
Dilutive weighted average common stock outstanding	4,276,820	751,659
Diluted loss per share	$(6.10)	$(40.06)

Basic net loss per share is computed using the weighted average number of common shares outstanding during the period. Diluted net loss per share is computed using the treasury stock method to calculate the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential dilutive common shares include incremental common shares issuable upon the exercise of stock options, less shares from assumed proceeds. The assumed proceeds calculation includes actual proceeds to be received from the employee upon exercise and the average unrecognized stock compensation cost during the period.

Stock options to purchase 36,425 and 49,040 common shares and warrants to purchase 194,974 and 206,000 common shares were outstanding at December 31, 2023 and 2022, respectively, that were not included in the computation of diluted weighted average common shares outstanding because their effect would have been anti-dilutive.